Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes Fidelis MGU commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	2023	2022	2021
Ceding commission expense	$166.2	$—	$—
Profit commission expense	59.1	—	—
Total Fidelis MGU commissions	$225.3	$—	$—